N-4	Sep. 04, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Separate Account QPN for Variable Annuities
Entity Central Index Key	0001298892
Entity Investment Company Type	N-4
Document Period End Date	Sep. 04, 2024
Amendment Flag	false
Unallocated Group Variable Annuity
Prospectus:
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns(as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Clearbridge Small Cap Fund – Class A# Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	1.07%	10.47%	7.00%	6.49%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Unallocated Group Variable Annuity | ClearBridgeSmallCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Clearbridge Small Cap Fund – Class A
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	6.49%